Cost of revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Cost of Revenues

	For the six months ended
	June 30,
	2025	2026
	RMB	RMB
Cost of referral partners	1,232,756	772,808
Service fee paid to third-party payment platforms	46,208	47,999
Salary and welfare benefits	1,912	1,166
Amortization and depreciation expenses	1,050	1,050
Cloud service fees	397	244
Tax and surcharges and others	546	4,306
Total	1,282,869	827,573